Shareholders' Deficit (Tables)	3 Months Ended
Sep. 30, 2024
Shareholders’ Deficit [Abstract]
Schedule of Common Stock Issued Reverse of Recapitalization	The following table presents the number of the Company’s common stock issued upon completion of the Reverse Recapitalization:
Shares of Common Stock
ACAC’s common stock outstanding prior to Reverse Recapitalization	3,971,634
Less: redemption of ACAC’s common stock	(1,744,663)
Common stock issued to underwriter	43,125
Total common stock issued upon completion of the Reverse Recapitalization	2,270,096

Schedule of Warrants Activity	The summary of warrants activity is as follows:
	Warrants Outstanding	Common Stock Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2024	—	—	$—	—
Granted	12,156,423	12,156,423	$11.50	5.00
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
September 30, 2024	12,156,423	12,156,423	$11.50	4.99